Schedule of Investments (unaudited) September 30, 2022	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 82.8%
BlackRock Advantage Emerging Markets Fund, Class K	2,359,644	$19,868,201
BlackRock Tactical Opportunities Fund, Class K	877,331	12,379,139
Diversified Equity Master Portfolio	$110,412,232	110,412,232
International Tilts Master Portfolio	$30,562,220	30,562,220
iShares Developed Real Estate Index Fund, Class K	479,525	3,999,241
iShares MSCI EAFE Small-Cap ETF	222,764	10,866,428

		188,087,461

Fixed-Income Funds — 17.9%
Advantage CoreAlpha Bond Master Portfolio	$6,601,830	6,601,830
BlackRock High Yield Bond Portfolio	359,465	2,329,332
iShares Core U.S. Aggregate Bond ETF	51,085	4,921,529
iShares iBoxx $ Investment Grade Corporate Bonds ETF(b)	126,609	12,971,092
iShares TIPS Bond ETF(b)	84,151	8,827,440
Master Total Return Portfolio	$4,937,040	4,937,040

		40,588,263

Security	Shares	Value

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(a)(c)(d)	12,700,786	$12,704,597

Total Investments — 106.3% (Cost: $239,547,500)		241,380,321

Liabilities in Excess of Other Assets — (6.3)%		(14,382,848)

Net Assets — 100.0%		$226,997,473

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$11,010,625	$—		$(2,709,439)	(a)(b)	$(705,768)	$(993,588)	$6,601,830	$6,601,830	$167,553		$—
BlackRock Advantage Emerging Markets Fund, Class K	27,271,662	2,582,193		(2,125,396)		(305,584)	(7,554,674)	19,868,201	2,359,644	344		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,808,483	9,894,890	(a)	—		(4)	1,228	12,704,597	12,700,786	15,970	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	8,643,640	—		(8,643,640	)(a)	—	—	—	—	29,266		—
BlackRock High Yield Bond Portfolio	—	2,336,426		—		—	(7,094)	2,329,332	359,465	806		—
BlackRock Tactical Opportunities Fund, Class K	14,827,225	—		(2,495,020)		636	46,298	12,379,139	877,331	—		—
Diversified Equity Master Portfolio	137,197,917	9,009,174	(a)(b)	—		(3,000,654)	(32,794,205)	110,412,232	$110,412,232	991,908		—
International Tilts Master Portfolio	41,922,691	1,073,511	(a)(b)	—		(3,561,394)	(8,872,588)	30,562,220	$30,562,220	1,073,511		—
iShares Core U.S. Aggregate Bond ETF	9,086,814	—		(2,972,775)		(404,053)	(788,457)	4,921,529	51,085	103,130		—
iShares Developed Real Estate Index Fund, Class K	12,510,663	1,032,330		(6,096,245)		(1,361,666)	(2,085,841)	3,999,241	479,525	—		—
iShares iBoxx $ Investment Grade Corporate Bonds ETF	1,493,103	13,220,269		—		—	(1,742,280)	12,971,092	126,609	91,215		—
iShares MSCI EAFE Small-Cap ETF	16,281,821	—		—		—	(5,415,393)	10,866,428	222,764	250,603		—
iShares TIPS Bond ETF	10,785,358	1,372,231		(1,256,100)		(51,406)	(2,022,643)	8,827,440	84,151	588,196		—
Master Total Return Portfolio	8,151,206	—		(1,901,091	)(a)(b)	(478,049)	(835,026)	4,937,040	$4,937,040	193,472		—

						$(9,867,942)	$(63,064,263)	$241,380,321		$3,505,974		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	35	12/08/22	$4,446	$(174,168)
S&P/TSE 60 Index	36	12/15/22	5,817	(293,582)
MSCI EAFE Index	39	12/16/22	3,238	(166,293)
Russell 2000 E-Mini Index	36	12/16/22	3,006	(328,412)
S&P 500 Micro E-Mini Index	73	12/16/22	1,315	(155,405)
10-Year U.S. Treasury Note	39	12/20/22	4,370	(22,597)
Ultra U.S. Treasury Bond	28	12/20/22	3,827	(272,034)

				$(1,412,491)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	395,269	CAD	539,000	Bank of America N.A.	12/21/22	$4,932
USD	37,671	EUR	37,000	Morgan Stanley & Co. International PLC	12/21/22	1,187
USD	528,523	JPY	74,704,000	Bank of America N.A.	12/21/22	7,775

						13,894

CAD	8,758,945	USD	6,745,812	Bank of America N.A.	12/21/22	(402,692)

JPY	53,975,000	USD	382,799	Bank of America N.A.	12/21/22	(6,549)

						(409,241)

						$(395,347)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$47,113,009	$—	$—	$47,113,009
Fixed-Income Funds	29,049,393	—	—	29,049,393
Money Market Funds	12,704,597	—	—	12,704,597

	$88,866,999	$—	$—	88,866,999

Investments Valued at NAV(a)				152,513,322

				$241,380,321

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$13,894	$—	$13,894
Liabilities
Equity Contracts	(943,692)	(174,168)	—	(1,117,860)
Foreign Currency Exchange Contracts	—	(409,241)	—	(409,241)
Interest Rate Contracts	(294,631)	—	—	(294,631)

	$(1,238,323)	$(569,515)	$—	$(1,807,838)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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